SEGMENT REPORTING (Tables)	12 Months Ended
Jun. 30, 2025
SEGMENT REPORTING
Schedule of revenue and operating income (loss) of the segment

		For the Transition
	Year Ended	Period Ended
	June 30, 2025	June 30, 2024
Commissions	$5,937,532	$2,679,673
Vetting fees	1,459,321	499,125
Clearing fees	3,165,714	756,393
Net gain/(loss) on firm trading accounts	6,580	10,046
Other revenue	287,465	56,246
Total revenue	$10,856,612	$4,001,483
Loss from operations	$(4,917,281)	$(14,268,826)
Total assets	$60,892,833	$57,466,554